CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and bank balances	$ 41,261	$ 35,553
Trade receivables	7,928	13,173
Contract assets	900	3,844
Other receivables and prepayments	18,740	16,951
Due from joint ventures	1	3,855
Loans to joint ventures	798	1,037
Derivative financial instruments	458	173
Inventories	8,700	12,236
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	78,786	86,822
Assets classified as held for sale	3,825	4,677
Total current assets	82,611	91,499
Non-current assets
Restricted cash	9,304	9,611
Loans to joint ventures	0	2,627
Ships, property, plant and equipment	475,303	305,197
Right-of-use assets	49,062	55,238
Interest in joint ventures	166	52,475
Intangible assets	405	177
Goodwill	960	944
Other investments	3,150	0
Deferred tax assets	1,138	1,299
Total non-current assets	539,488	427,568
Total assets	622,099	519,067
Current liabilities
Trade and other payables	27,355	28,327
Contract liabilities	5,094	4,080
Due to related parties	0	4,796
Lease liabilities	28,120	24,300
Bank loans and other borrowings	53,394	20,696
Provisions	80	959
Income tax payable	3,350	3,096
Current liabilities other than liabilities included in disposal groups classified as held for sale	117,393	86,254
Liabilities directly associated with assets classified as held for sale	508	538
Total current liabilities	117,901	86,792
Non-current liabilities
Trade and other payables	198	221
Lease liabilities	23,124	33,646
Bank loans and other borrowings	225,038	144,548
Retirement benefit obligation	1,819	1,922
Total non-current liabilities	250,179	180,337
Capital and reserves
Share capital	320,683	320,683
Other equity and reserves	(23,078)	(18,176)
Accumulated losses	(85,368)	(50,569)
Equity attributable to owners of the Company	212,237	251,938
Non-controlling interests	41,782	0
Total equity	254,019	251,938
Total equity and liabilities	$ 622,099	$ 519,067